UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha,  NE     68130

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 12/31/12

Item 1.  Schedule of Investments.

The Guardian Fund
PORTFOLIO OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares/Contracts		Value

	EXCHANGE TRADED FUNDS - 93.39%
	EQUITY FUND - 93.39%
25,800	SPDR S&P 500 ETF Trust * >
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $3,762,808)	$ 3,677,016

	PURCHASED CALL OPTIONS ** - 2.96%
225	SPDR S&P 500 ETF Trust
	Expiration January 2013, Exercise Price $142.00 ^	57,150
225	SPDR S&P 500 ETF Trust
	Expiration January 2013, Exercise Price $150.00 ^	2,025
225	SPDR S&P 500 ETF Trust
	Expiration February 2013, Exercise Price $144.00 ^	57,375
	TOTAL PURCHASED CALL OPTIONS ( Cost - $130,474)	116,550

	PURCHASED PUT OPTIONS ** - 0.53%
300	SPDR S&P 500 ETF Trust
	Expiration December 2012, Exercise Price $127.00 ^	300
300	SPDR S&P 500 ETF Trust
	Expiration December 2012, Exercise Price $141.00 ^	300
258	SPDR S&P 500 ETF Trust
	Expiration January 2013, Exercise Price $138.00 ^	20,124
	TOTAL PURCHASED PUT OPTIONS ( Cost - $160,510)	20,724

	SHORT-TERM INVESTMENTS - 2.26%
	MONEY MARKET FUND - 2.26%
89,014	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.14% +
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $89,014)	89,014

	TOTAL INVESTMENTS - 99.14% ( Cost - $4,142,806) (a)	$ 3,903,304
	OTHER ASSETS LESS LIABILITIES - 0.86%	34,049
	NET ASSETS - 100.00%	$ 3,937,353

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is $4,039,095 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 92,671
	Unrealized depreciation	(257,862)
	Net unrealized depreciation	$ (165,191)

Contracts		Value
	CALL OPTIONS WRITTEN **
450	SPDR S&P 500 ETF Trust
	Expiration January 2013, Exercise Price $146.00 ^
	TOTAL CALL OPTIONS WRITTEN ( Premiums Received - $42,867)	$ 28,800

	PUT OPTIONS WRITTEN **
300	SPDR S&P 500 ETF Trust
	Expiration December 2012, Exercise Price $132.00 ^	$ 300
300	SPDR S&P 500 ETF Trust
	Expiration December 2012, Exercise Price $136.00 ^	300
	TOTAL PUT OPTIONS WRITTEN ( Premiums Received - $101,122)	$ 600
__________
* Subject to written call option.
> Security is pledged as collateral for options written.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
^ Non-income producing.
+ Money Market Fund; interest rate reflects seven-day effective yield on December 31, 2012.

The Guardian Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Guardian Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell (write) options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 3,677,016	$ -	$ -	$ 3,677,016
Purchased Call Options	116,550	-	-	116,550
Purchased Put Options	20,724	-	-	20,724
Short-Term Investments	89,014	-	-	89,014
Total	$ 3,903,304	$ -	$ -	$ 3,903,304

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 28,800	$ -	$ -	$ 28,800
Put Options Written	600	-	-	600
Total	$ 29,400	$ -	$ -	$ 29,400
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of
Level 1 & Level 2 during the period. It is the fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

2/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

2/27/13

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date

2/27/13